Basis of Presentation and Summary of Significant Accounting Policies - Operating expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses [Line Items]
Advertising costs		$ 0.1	$ 0.0
Recoveries from business interruption insurance	$ 0.9	$ 0.0	$ 0.0
Maximum
Operating Expenses [Line Items]
Advertising costs	$ 0.1